Consolidated Statements of Comprehensive Income(Loss) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Net income (loss)	$ (2,495,327)	$ 2,033,625	$ (3,243,797)	$ 1,368,016	$ 1,609,697	$ (3,576,614)
Other comprehensive expense
Foreign currency adjustments	2,210	(2,655)	210	(1,692)	591	(14,019)
Comprehensive income (loss)	(2,493,117)	2,030,970	(3,243,587)	1,366,324	1,610,289	(3,590,633)
Other comprehensive income (expense)
Net loss attributed to non-controlling interest	(38,236)	62,117	(104,106)	48,503	26,794	(155,080)
Comprehensive loss attributable to Kaya Holdings	$ (2,454,881)	$ 1,968,853	$ (3,139,481)	$ 1,317,821	$ 1,583,494	$ (3,435,553)